Driehaus Emerging Markets Growth Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 95.75%
FAR EAST — 62.72%
China — 16.01%
China Merchants Bank Co. Ltd. - H	12,504,500	$49,561,804
China Resources Beer Holdings Co. Ltd.	4,578,000	21,139,707
Industrial & Commercial Bank of China Ltd. - H	47,065,000	23,656,464
JD.com, Inc. - ADR [1]	613,284	16,797,849
Kweichow Moutai Co. Ltd. - A	83,900	19,776,982
NetEase, Inc.	663,700	13,752,954
New Oriental Education & Technology Group, Inc. - SP ADR 1,*	480,220	41,692,700
PetroChina Co. Ltd. - H	55,716,000	47,783,288
Tencent Holdings Ltd.	3,899,545	151,887,059
Tencent Music Entertainment Group - ADR 1,*	2,343,543	26,224,246
Trip.com Group Ltd. - ADR 1,*	753,763	33,082,658
Zhongji Innolight Co. Ltd. - A	663,909	14,222,789
		459,578,500
Taiwan — 15.66%
Asia Vital Components Co. Ltd.	844,000	14,294,440
ASMedia Technology, Inc.	249,000	17,957,715
Chunghwa Telecom Co. Ltd.	3,254,000	12,782,152
Delta Electronics, Inc.	1,310,000	14,020,766
eMemory Technology, Inc.	252,000	18,920,907
Faraday Technology Corp.	1,152,000	12,046,470
King Slide Works Co. Ltd.	677,000	26,048,010
King Yuan Electronics Co. Ltd.	5,861,000	19,422,343
Lotes Co. Ltd.	260,000	11,249,356
MediaTek, Inc.	866,000	31,378,909
Taiwan Semiconductor Manufacturing Co. Ltd.	707,000	16,937,043
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR [1]	1,630,265	221,797,553
Wistron Corp.	3,804,000	14,329,981
Wiwynn Corp.	271,000	18,557,080
		449,742,725
India — 15.38%
Adani Ports & Special Economic Zone Ltd.	1,594,565	25,746,935
Ambuja Cements Ltd.	2,330,867	17,157,542
Bajaj Auto Ltd.	106,675	11,736,251
Bharti Airtel Ltd.	1,372,845	20,255,982
Cipla Ltd.	726,777	13,065,077
Colgate-Palmolive India Ltd.	516,724	16,836,004
DLF Ltd.	2,088,857	22,537,660
GMR Airports Infrastructure Ltd. *	25,447,479	24,969,612
HDFC Bank Ltd.	755,877	13,180,697
Hindustan Aeronautics Ltd.	494,790	19,799,874
ICICI Bank Ltd. - SP ADR [1]	2,646,052	69,882,233
	Shares, Principal Amount, or Number of Contracts	Value
ICICI Lombard General Insurance Co. Ltd. [2]	695,843	$14,074,672
Indian Hotels Co. Ltd.	1,081,952	7,679,809
Indian Railway Catering & Tourism Corp. Ltd.	1,327,332	14,821,539
Larsen & Toubro Ltd.	421,906	19,082,509
Max Healthcare Institute Ltd.	1,579,616	15,578,753
NTPC Ltd.	3,671,281	14,836,674
Persistent Systems Ltd.	218,222	10,468,041
Reliance Industries Ltd.	1,323,448	47,324,103
Sun Pharmaceutical Industries Ltd.	1,089,028	21,200,940
Tata Motors Ltd.	1,792,911	21,404,502
		441,639,409
South Korea — 11.33%
Hanwha Aerospace Co. Ltd.	55,510	8,562,382
HPSP Co. Ltd.	520,660	20,683,910
Kia Corp.	472,835	39,296,950
LEENO Industrial, Inc.	59,384	11,403,556
Macquarie Korea Infrastructure Fund	1,646,670	15,677,437
Samsung Electronics Co. Ltd.	2,864,899	172,173,303
Samsung Life Insurance Co. Ltd.	185,378	13,150,698
SK Hynix, Inc.	334,755	44,346,797
		325,295,033
Indonesia — 2.06%
Bank Central Asia Tbk PT	23,598,075	15,006,910
Bank Mandiri Persero Tbk PT	97,014,100	44,140,740
		59,147,650
Philippines — 0.99%
BDO Unibank, Inc.	6,021,030	16,548,059
International Container Terminal Services, Inc.	2,087,917	11,836,985
		28,385,044
Macau — 0.51%
Sands China Ltd. *	5,214,800	14,712,197
Thailand — 0.39%
Bangkok Dusit Medical Services PCL - NVDR	14,494,300	11,235,424
Japan — 0.39%
Nintendo Co. Ltd.	203,300	11,092,987
Total FAR EAST (Cost $1,298,671,691)		1,800,828,969
NORTH AMERICA — 11.59%
Mexico — 6.19%
Arca Continental SAB de CV	2,059,509	22,498,491
Corp. Inmobiliaria Vesta SAB de CV	6,053,700	23,703,697
Fibra Uno Administracion SA de CV	18,459,857	30,704,841
Fomento Economico Mexicano SAB de CV - SP ADR [1]	113,541	14,790,986
Gruma SAB de CV - B	417,980	7,816,253

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Grupo Financiero Banorte SAB de CV - O	4,471,192	$47,490,311
Vista Energy SAB de CV - ADR 1,*	744,741	30,817,383
		177,821,962
United States — 3.85%
Cognizant Technology Solutions Corp. - A	192,477	14,106,639
Copa Holdings SA - A	69,433	7,232,141
Globant SA *	34,146	6,894,077
MercadoLibre, Inc. *	10,773	16,288,345
Repligen Corp. *	72,993	13,424,873
Samsonite International SA 2,*	1,970,900	7,467,486
Southern Copper Corp.	341,475	36,373,917
Tenaris SA - ADR [1]	226,398	8,890,650
		110,678,128
Canada — 1.55%
Alamos Gold, Inc. - A [1]	1,451,100	21,403,725
Cameco Corp. [1]	531,331	23,017,259
		44,420,984
Total NORTH AMERICA (Cost $251,563,390)		332,921,074
EUROPE — 9.02%
Turkey — 1.71%
BIM Birlesik Magazalar AS	1,315,417	14,291,039
Ford Otomotiv Sanayi A/S	333,882	11,921,324
Yapi ve Kredi Bankasi AS	26,891,487	22,860,217
		49,072,580
Greece — 1.70%
National Bank of Greece SA *	4,581,166	35,834,960
OPAP SA	723,124	13,017,112
		48,852,072
United Kingdom — 1.40%
Shell PLC	1,197,104	40,105,495
Austria — 1.04%
Erste Group Bank AG	671,681	29,935,291
Poland — 1.03%
Powszechny Zaklad Ubezpieczen SA	2,417,750	29,529,781
Spain — 0.98%
Banco Bilbao Vizcaya Argentaria SA	2,370,940	28,234,338
Ireland — 0.58%
Linde PLC [1]	35,912	16,674,660
France — 0.58%
Hermes International SCA	6,502	16,617,688
Russia — 0.00%
Polyus PJSC 1,*,^	63,751	—
Total EUROPE (Cost $231,907,415)		259,021,905
SOUTH AMERICA — 8.04%
Brazil — 6.59%
Banco BTG Pactual SA *	3,764,100	27,416,073
	Shares, Principal Amount, or Number of Contracts	Value
Banco do Brasil SA	4,160,900	$47,023,131
Centrais Eletricas Brasileiras SA	1,675,300	13,919,079
Direcional Engenharia SA	2,306,384	11,740,237
Equatorial Energia SA	1,709,800	11,147,757
Iguatemi SA	3,005,800	13,922,067
Petroleo Brasileiro SA - SP ADR [1]	961,317	14,621,632
Raia Drogasil SA	1,829,652	10,024,891
Sendas Distribuidora SA	3,359,300	9,926,392
Telefonica Brasil SA	1,752,100	17,645,366
Telefonica Brasil SA - ADR [1]	1,185,690	11,939,898
		189,326,523
Argentina — 0.91%
Grupo Financiero Galicia SA - ADR 1,*	408,629	10,387,349
YPF SA - SP ADR 1,*	793,935	15,719,913
		26,107,262
Peru — 0.54%
Credicorp Ltd. [1]	90,575	15,346,123
Total SOUTH AMERICA (Cost $199,618,449)		230,779,908
MIDDLE EAST — 3.75%
United Arab Emirates — 2.01%
Abu Dhabi Ports Co. PJSC *	4,908,092	7,698,444
Aldar Properties PJSC	8,791,953	13,359,411
Dubai Electricity & Water Authority PJSC	21,657,243	14,443,643
Emaar Properties PJSC	10,040,199	22,337,375
		57,838,873
Saudi Arabia — 1.74%
Dr Sulaiman Al Habib Medical Services Group Co.	177,820	14,861,431
Saudi Arabian Oil Co. [2]	1,714,500	14,063,273
The Saudi National Bank	1,930,458	21,011,129
		49,935,833
Total MIDDLE EAST (Cost $99,842,318)		107,774,706
AFRICA — 0.63%
South Africa — 0.63%
Standard Bank Group Ltd.	1,840,505	18,006,394
Total AFRICA (Cost $18,464,092)		18,006,394
Total COMMON STOCKS (Cost $2,100,067,355)		2,749,332,956

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
PREFERRED STOCKS — 0.45%
SOUTH AMERICA — 0.45%
Brazil — 0.45%
Itau Unibanco Holding SA - SP ADR, 3.25% [1,3]	1,864,193	$12,918,857
Total SOUTH AMERICA (Cost $13,084,225)		12,918,857
Total PREFERRED STOCKS (Cost $13,084,225)		12,918,857
SHORT TERM INVESTMENTS — 4.06%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 5.20% [4] (Cost $116,568,285)	116,568,285	116,568,285

TOTAL INVESTMENTS (Cost $2,229,719,865)	100.26%	$2,878,820,098
Liabilities in Excess of Other Assets	(0.26)%	(7,327,226)
Net Assets	100.00%	$2,871,492,872

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $35,605,431, which represents 1% of Net Assets.
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
[4]	7 day current yield as of March 31, 2024 is disclosed.
^	Security valued at fair value as determined in good faith by the Adviser, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustee. The security is valued using significant unobservable inputs.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 95.96%
FAR EAST — 58.65%
India — 26.90%
ACC Ltd.	49,154	$1,471,218
Apollo Hospitals Enterprise Ltd.	10,980	838,186
AU Small Finance Bank Ltd. [1]	225,657	1,535,239
Azad Engineering Ltd. *	88,701	1,454,749
Bharat Forge Ltd.	35,700	484,645
Bharat Heavy Electricals Ltd.	228,419	679,450
Bikaji Foods International Ltd.	94,035	554,147
BLS International Services Ltd.	317,634	1,197,938
Century Textiles & Industries Ltd.	66,892	1,309,263
Colgate-Palmolive India Ltd.	17,977	585,730
Cyient DLM Ltd. *	68,919	598,328
GMR Airports Infrastructure Ltd. *	1,796,518	1,762,782
Indian Hotels Co. Ltd.	233,587	1,658,025
JSW Infrastructure Ltd. *	539,398	1,593,837
Kalyan Jewellers India Ltd.	136,646	702,310
Kaynes Technology India Ltd. *	14,711	509,728
Macrotech Developers Ltd. [1]	110,772	1,513,756
Max Healthcare Institute Ltd.	124,889	1,231,701
NHPC Ltd.	1,011,852	1,094,074
Nuvama Wealth Management Ltd. *	19,355	1,091,455
Poonawalla Fincorp Ltd.	192,053	1,074,212
Rainbow Children's Medicare Ltd.	57,429	895,569
Ramkrishna Forgings Ltd.	140,297	1,166,005
Raymond Ltd.	27,112	589,659
Sula Vineyards Ltd.	66,812	443,561
Titagarh Rail System Ltd.	108,127	1,196,071
Transformers & Rectifiers India Ltd.	66,760	316,700
TVS Motor Co. Ltd.	22,052	570,757
United Breweries Ltd.	60,062	1,251,714
		29,370,809
Taiwan — 11.66%
Andes Technology Corp.	86,000	1,142,816
AP Memory Technology Corp.	48,000	581,847
Asia Vital Components Co. Ltd.	69,000	1,168,621
ASMedia Technology, Inc.	23,000	1,658,745
ASPEED Technology, Inc.	5,000	520,256
Eclat Textile Co. Ltd.	64,000	1,094,566
eMemory Technology, Inc.	16,000	1,201,327
Faraday Technology Corp.	108,000	1,129,356
King Slide Works Co. Ltd.	31,000	1,192,745
Makalot Industrial Co. Ltd.	98,000	1,119,193
Wiwynn Corp.	28,000	1,917,337
		12,726,809
South Korea — 8.40%
Hanwha Aerospace Co. Ltd.	15,677	2,418,167
HD Hyundai Electric Co. Ltd.	19,647	2,613,984
HPSP Co. Ltd.	44,182	1,755,189
	Shares, Principal Amount, or Number of Contracts	Value
LIG Nex1 Co. Ltd.	10,471	$1,375,349
NEXTIN, Inc.	19,402	1,006,825
		9,169,514
China — 4.81%
Akeso, Inc. 1,*	263,000	1,569,860
Hygeia Healthcare Holdings Co. Ltd. [1]	134,400	547,772
Man Wah Holdings Ltd.	944,400	667,421
Pacific Basin Shipping Ltd.	3,577,000	1,035,739
Proya Cosmetics Co. Ltd. - A	39,348	508,293
SITC International Holdings Co. Ltd.	505,000	923,271
		5,252,356
Vietnam — 3.52%
FPT Corp.	759,782	3,839,858
Kazakhstan — 1.68%
Kaspi.KZ JSC [2]	15,190	1,831,914
Australia — 1.68%
Paladin Energy Ltd. *	2,055,495	1,831,376
Total FAR EAST (Cost $48,866,737)		64,022,636
NORTH AMERICA — 13.74%
Mexico — 10.21%
Alsea SAB de CV *	427,400	2,107,418
BBB Foods, Inc. - A 2,*	66,370	1,578,279
FIBRA Macquarie Mexico [1]	412,015	801,991
GCC SAB de CV	147,900	1,759,914
Prologis Property Mexico SA de CV	225,583	990,554
Ternium SA - SP ADR [2]	14,356	597,497
TF Administradora Industrial S de RL de CV	417,300	1,139,483
Vista Energy SAB de CV - ADR 2,*	52,497	2,172,326
		11,147,462
Canada — 2.54%
Filo Corp. *	31,100	542,996
Ivanhoe Mines Ltd. - A *	186,794	2,228,482
		2,771,478
United States — 0.99%
Copa Holdings SA - A	10,320	1,074,931
Total NORTH AMERICA (Cost $11,005,523)		14,993,871
SOUTH AMERICA — 12.59%
Brazil — 10.17%
Cury Construtora e Incorporadora SA	447,234	1,828,029
Equatorial Energia SA	221,800	1,446,118
Inter & Co., Inc. - BDR *	266,678	1,517,524
Orizon Valorizacao de Residuos SA *	208,100	1,570,895
PRIO SA	81,300	787,485
Rumo SA	310,100	1,371,998

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Santos Brasil Participacoes SA	554,200	$1,469,646
SLC Agricola SA	141,400	557,661
Vivara Participacoes SA	110,000	557,961
		11,107,317
Argentina — 2.42%
Grupo Financiero Galicia SA - ADR 2,*	22,334	567,730
Pampa Energia SA - SP ADR 1,2,*	22,910	988,338
YPF SA - SP ADR 2,*	54,675	1,082,565
		2,638,633
Total SOUTH AMERICA (Cost $11,789,026)		13,745,950
MIDDLE EAST — 6.84%
Saudi Arabia — 3.46%
Arabian Drilling Co.	22,270	998,751
Catrion Catering Holding Co.	40,326	1,361,224
Saudia Dairy & Foodstuff Co.	13,769	1,421,749
		3,781,724
United Arab Emirates — 2.43%
Abu Dhabi Ports Co. PJSC *	807,845	1,267,122
Emirates Central Cooling Systems Corp.	3,078,162	1,381,621
		2,648,743
Qatar — 0.95%
Qatar Gas Transport Co. Ltd.	948,814	1,039,060
Total MIDDLE EAST (Cost $6,740,117)		7,469,527
EUROPE — 3.18%
Norway — 1.16%
Seadrill Ltd. 2,*	25,182	1,266,655
Turkey — 1.11%
Yapi ve Kredi Bankasi AS	1,425,998	1,212,228
Greece — 0.91%
Mytilineos SA	25,734	992,420
Total EUROPE (Cost $3,381,454)		3,471,303
AFRICA — 0.96%
South Africa — 0.96%
Truworths International Ltd.	259,874	1,048,141
Total AFRICA (Cost $1,109,277)		1,048,141
Total COMMON STOCKS (Cost $82,892,134)		104,751,428
	Shares, Principal Amount, or Number of Contracts	Value
PREFERRED STOCKS — 1.33%
SOUTH AMERICA — 1.33%
Brazil — 1.33%
Azul SA *	560,000	$1,455,996
Total SOUTH AMERICA (Cost $1,501,218)		1,455,996
Total PREFERRED STOCKS (Cost $1,501,218)		1,455,996
SHORT TERM INVESTMENTS — 3.54%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 5.20% [3] (Cost $3,864,737)	3,864,737	3,864,737

TOTAL INVESTMENTS (Cost $88,258,089)	100.83%	$110,072,161
Liabilities in Excess of Other Assets	(0.83)%	(905,277)
Net Assets	100.00%	$109,166,884

ADR	American Depositary Receipt
JSC	Joint Stock Company
PJSC	Public Joint Stock Company
SP ADR	Sponsored American Depositary Receipt

[1]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $6,956,956, which represents 6% of Net Assets.
[2]	Foreign security denominated and/or traded in U.S. dollars.
[3]	7 day current yield as of March 31, 2024 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Global Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 97.93%
NORTH AMERICA — 67.39%
United States — 61.76%
Alphabet, Inc. - A *	5,587	$843,246
Amazon.com, Inc. *	7,039	1,269,695
Amphenol Corp. - A	2,177	251,117
Apple, Inc.	4,023	689,864
Ball Corp.	7,519	506,480
Bank of America Corp.	14,029	531,980
Broadcom, Inc.	945	1,252,512
Burlington Stores, Inc. *	1,711	397,277
Celsius Holdings, Inc. *	5,182	429,691
Cheniere Energy, Inc.	2,258	364,170
Chipotle Mexican Grill, Inc. *	209	607,515
Colgate-Palmolive Co.	4,990	449,350
Domino's Pizza, Inc.	814	404,460
DraftKings, Inc. - A *	13,717	622,889
Eli Lilly & Co.	842	655,042
Equinix, Inc.	508	419,268
Exxon Mobil Corp.	19,326	2,246,454
Fluor Corp. *	5,498	232,455
Gitlab, Inc. - A *	10,051	586,174
IQVIA Holdings, Inc. *	1,612	407,659
JPMorgan Chase & Co.	4,697	940,809
KKR & Co., Inc.	9,737	979,348
Marriott International, Inc. - A	1,596	402,687
Mastercard, Inc. - A	864	416,077
McKesson Corp.	963	516,987
Meta Platforms, Inc. - A	3,874	1,881,137
Microsoft Corp.	6,744	2,837,336
Mondelez International, Inc. - A	10,740	751,800
MongoDB, Inc. *	1,296	464,797
Motorola Solutions, Inc.	2,129	755,752
NVIDIA Corp.	2,174	1,964,339
PACCAR, Inc.	5,052	625,892
Pinterest, Inc. - A *	10,025	347,567
Quanta Services, Inc.	2,762	717,568
Roper Technologies, Inc.	1,310	734,700
Salesforce, Inc.	1,989	599,047
ServiceNow, Inc. *	927	706,745
Southern Copper Corp.	6,565	699,304
Spotify Technology SA *	2,904	766,366
Stryker Corp.	637	227,963
Symbotic, Inc. *	4,794	215,730
Synopsys, Inc. *	852	486,918
The Charles Schwab Corp.	6,901	499,218
The Walt Disney Co.	3,361	411,252
Thermo Fisher Scientific, Inc.	504	292,930
Truist Financial Corp.	18,176	708,501
Uber Technologies, Inc. *	14,024	1,079,708
Vertex Pharmaceuticals, Inc. *	934	390,421
Vulcan Materials Co.	1,183	322,864
Walmart, Inc.	10,755	647,128
		35,558,189
	Shares, Principal Amount, or Number of Contracts	Value
Canada — 3.97%
Aritzia, Inc. *	15,200	$419,682
Cameco Corp. [1]	9,688	419,684
Dollarama, Inc.	5,500	418,992
Shopify, Inc. - A 1,*	8,026	619,366
Suncor Energy, Inc.	11,000	405,958
		2,283,682
Mexico — 1.66%
Fibra Uno Administracion SA de CV	134,200	223,219
Grupo Financiero Banorte SAB de CV - O	68,971	732,568
		955,787
Total NORTH AMERICA (Cost $28,914,915)		38,797,658
EUROPE — 21.49%
United Kingdom — 8.02%
AstraZeneca PLC - SP ADR [1]	7,778	526,960
London Stock Exchange Group PLC	5,770	690,404
RELX PLC	19,824	854,919
Rolls-Royce Holdings PLC *	277,329	1,492,132
Shell PLC	31,423	1,052,736
		4,617,151
France — 2.48%
Accor SA	17,169	801,560
Hermes International SCA	128	327,140
Sartorius Stedim Biotech	1,040	296,635
		1,425,335
Netherlands — 2.43%
Adyen NV 2,*	270	456,067
Airbus SE	2,747	506,076
ASM International NV	717	439,093
		1,401,236
Italy — 2.34%
Leonardo SpA	23,016	578,246
UniCredit SpA	20,294	770,752
		1,348,998
Spain — 2.26%
Banco Bilbao Vizcaya Argentaria SA	56,914	677,760
Industria de Diseno Textil SA	12,431	625,979
		1,303,739
Switzerland — 1.53%
Alcon, Inc.	5,217	431,506
Lonza Group AG	749	447,601
		879,107
Ireland — 1.13%
Linde PLC [1]	1,395	647,726
Jersey, C.I. — 0.86%
Ferguson PLC [1]	2,277	497,365

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Global Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Germany — 0.44%
BASF SE	4,437	$253,548
Total EUROPE (Cost $9,348,233)		12,374,205
FAR EAST — 9.05%
Japan — 3.17%
Harmonic Drive Systems, Inc.	10,300	274,451
Lawson, Inc.	5,100	348,427
Mitsubishi UFJ Financial Group, Inc.	30,400	309,293
Nintendo Co. Ltd.	10,500	572,928
Sony Group Corp.	3,700	317,278
		1,822,377
China — 1.52%
Tencent Holdings Ltd.	22,453	874,543
India — 1.42%
ICICI Bank Ltd. - SP ADR [1]	22,137	584,638
Titan Co. Ltd.	5,065	231,532
		816,170
South Korea — 1.25%
Samsung Electronics Co. Ltd.	7,383	443,700
SK Hynix, Inc.	2,074	274,754
		718,454
Philippines — 0.74%
BDO Unibank, Inc.	156,000	428,747
Indonesia — 0.51%
Bank Central Asia Tbk PT	462,045	293,832
Taiwan — 0.44%
Taiwan Semiconductor Manufacturing Co. Ltd.	10,668	255,565
Total FAR EAST (Cost $3,778,697)		5,209,688
Total COMMON STOCKS (Cost $42,041,845)		56,381,551
SHORT TERM INVESTMENTS — 1.87%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 5.20% [3] (Cost $1,077,883)	1,077,883	1,077,883

TOTAL INVESTMENTS (Cost $43,119,728)	99.80%	$57,459,434
Other Assets In Excess of Liabilities	0.20%	116,045
Net Assets	100.00%	$57,575,479

PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $456,067, which represents 1% of Net Assets.
[3]	7 day current yield as of March 31, 2024 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 96.21%
EUROPE — 46.92%
Germany — 7.95%
Bilfinger SE	25,997	$1,214,227
Carl Zeiss Meditec AG	21,270	2,655,041
CTS Eventim AG & Co. KGaA	35,336	3,141,826
KION Group AG	73,214	3,851,327
LEG Immobilien SE *	14,059	1,207,541
Nordex SE *	187,228	2,455,285
Scout24 SE [1]	37,257	2,806,879
SUESS MicroTec SE	45,172	1,780,844
		19,112,970
United Kingdom — 7.28%
Babcock International Group PLC	394,600	2,589,612
ConvaTec Group PLC [1]	1,337,329	4,831,175
Cranswick PLC	23,151	1,198,075
Intermediate Capital Group PLC	125,626	3,253,900
Renishaw PLC	30,317	1,621,855
RS GROUP PLC	129,901	1,191,074
Serco Group PLC	1,175,125	2,813,600
		17,499,291
Italy — 5.65%
Banco BPM SpA	483,360	3,215,929
Buzzi SpA	74,028	2,907,298
Leonardo SpA	177,096	4,449,298
Saipem SpA *	1,226,158	2,995,232
		13,567,757
Switzerland — 5.40%
Comet Holding AG	9,238	3,213,763
Flughafen Zurich AG	12,836	2,914,683
PolyPeptide Group AG 1,*	42,603	1,433,621
Siegfried Holding AG *	2,226	2,272,963
Tecan Group AG	7,593	3,146,005
		12,981,035
Netherlands — 3.59%
Ermenegildo Zegna NV [2]	88,499	1,296,510
Fugro NV *	200,690	4,919,555
Iveco Group NV *	161,130	2,400,384
		8,616,449
Spain — 3.06%
Fluidra SA	137,944	3,264,441
Indra Sistemas SA	197,655	4,096,320
		7,360,761
Ireland — 2.50%
Glanbia PLC	198,012	3,905,704
James Hardie Industries PLC - CDI *	52,426	2,107,180
		6,012,884
Sweden — 2.43%
Hemnet Group AB	58,860	1,800,976
Mycronic AB	49,854	1,758,085
	Shares, Principal Amount, or Number of Contracts	Value
The Thule Group AB [1]	75,931	$2,288,972
		5,848,033
Belgium — 1.88%
Colruyt Group NV	29,501	1,362,839
Lotus Bakeries NV	219	2,114,600
Shurgard Self Storage Ltd.	23,318	1,040,115
		4,517,554
Norway — 1.78%
DOF Group ASA *	159,675	1,080,917
Seadrill Ltd. 2,*	63,284	3,183,185
		4,264,102
France — 1.61%
Coface SA	76,407	1,207,802
Sopra Steria Group	10,979	2,660,687
		3,868,489
Austria — 1.39%
DO & CO AG	22,387	3,342,667
Finland — 1.33%
Metso OYJ	269,021	3,195,666
Denmark — 1.07%
ALK-Abello A/S *	81,664	1,472,941
Netcompany Group A/S 1,*	26,504	1,095,547
		2,568,488
Total EUROPE (Cost $89,047,856)		112,756,146
FAR EAST — 35.38%
Japan — 22.84%
ABC-Mart, Inc.	131,000	2,483,214
Asahi Intecc Co. Ltd.	98,800	1,730,955
Asics Corp.	56,600	2,679,383
Azbil Corp.	75,600	2,091,536
Capcom Co. Ltd.	63,800	1,195,236
CKD Corp.	131,800	2,642,451
Fujitec Co. Ltd.	60,150	1,496,663
Fukuoka Financial Group, Inc.	38,700	1,033,112
Harmonic Drive Systems, Inc.	62,500	1,665,361
Hoshizaki Corp.	53,000	1,933,797
Jeol Ltd.	57,000	2,361,320
JINS Holdings, Inc.	83,200	2,356,783
Kyoritsu Maintenance Co. Ltd.	54,000	1,236,418
Life Corp.	44,100	1,131,343
Mizuno Corp.	33,400	1,394,644
Modec, Inc.	94,200	1,905,607
Morinaga & Co. Ltd.	96,800	1,661,564
Morinaga Milk Industry Co. Ltd.	88,400	1,808,485
Nichias Corp.	53,630	1,433,023
Nihon M&A Center Holdings, Inc.	237,100	1,509,395
NOF Corp.	105,600	1,446,212
OBIC Business Co.nsultants Co. Ltd.	52,300	2,460,115
Rengo Co. Ltd.	155,900	1,188,432
Resonac Holdings Corp.	72,900	1,698,210

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Rohto Pharmaceutical Co. Ltd.	61,700	$1,198,823
Ryohin Keikaku Co. Ltd.	126,000	2,062,014
Sanrio Co. Ltd.	87,300	1,680,015
Seria Co. Ltd.	150,000	2,965,263
Sundrug Co. Ltd.	37,100	1,151,780
Tazmo Co. Ltd.	68,400	1,697,787
Yokogawa Electric Corp.	68,600	1,579,815
		54,878,756
India — 4.81%
APL Apollo Tubes Ltd.	93,169	1,676,493
EIH Ltd.	231,894	1,253,638
ICICI Lombard General Insurance Co. Ltd. [1]	56,724	1,147,345
Indian Hotels Co. Ltd.	369,767	2,624,645
KPIT Technologies Ltd.	90,873	1,626,431
Max Healthcare Institute Ltd.	226,102	2,229,901
United Breweries Ltd.	48,632	1,013,509
		11,571,962
Taiwan — 3.55%
Hiwin Technologies Corp.	160,000	1,394,618
King Slide Works Co. Ltd.	27,000	1,038,842
King Yuan Electronics Co. Ltd.	398,000	1,318,904
Lotes Co. Ltd.	58,000	2,509,472
Wiwynn Corp.	33,000	2,259,718
		8,521,554
South Korea — 1.46%
KT Corp.	79,772	2,249,982
LEENO Industrial, Inc.	6,538	1,255,497
		3,505,479
Australia — 1.28%
AUB Group Ltd.	103,575	2,007,229
Paladin Energy Ltd. *	1,194,949	1,064,659
		3,071,888
Indonesia — 1.15%
Indosat Tbk PT	1,959,700	1,381,245
Sumber Alfaria Trijaya Tbk PT	7,562,400	1,388,553
		2,769,798
China — 0.29%
Topsports International Holdings Ltd. [1]	1,028,000	689,471
Total FAR EAST (Cost $76,015,876)		85,008,908
NORTH AMERICA — 9.78%
Canada — 6.88%
Aritzia, Inc. *	110,400	3,048,215
Boardwalk REIT	50,974	2,938,282
Celestica, Inc. *	78,700	3,535,995
Element Fleet Management Corp.	179,700	2,904,015
Kinaxis, Inc. *	19,411	2,206,854
NexGen Energy Ltd. *	148,800	1,156,741
Xenon Pharmaceuticals, Inc. 2,*	17,491	752,988
		16,543,090
	Shares, Principal Amount, or Number of Contracts	Value
Mexico — 2.18%
Alsea SAB de CV *	291,300	$1,436,338
GCC SAB de CV	180,686	2,150,045
Gruma SAB de CV - B	88,910	1,662,623
		5,249,006
United States — 0.72%
Samsonite International SA 1,*	453,300	1,717,495
Total NORTH AMERICA (Cost $18,158,339)		23,509,591
SOUTH AMERICA — 2.12%
Brazil — 2.12%
Direcional Engenharia SA	479,012	2,438,325
Embraer SA - SP ADR 2,*	99,719	2,656,514
		5,094,839
Total SOUTH AMERICA (Cost $3,272,354)		5,094,839
MIDDLE EAST — 1.38%
Israel — 1.38%
Camtek Ltd. 2,*	12,446	1,042,602
Nice Ltd. - SP ADR 2,*	8,749	2,280,164
		3,322,766
Total MIDDLE EAST (Cost $2,336,910)		3,322,766
AFRICA — 0.63%
South Africa — 0.63%
Mr Price Group Ltd.	166,034	1,521,989
Total AFRICA (Cost $1,502,082)		1,521,989
Total COMMON STOCKS (Cost $190,333,417)		231,214,239
PREFERRED STOCKS — 1.14%
EUROPE — 1.14%
Germany — 1.14%
FUCHS SE, 2.42% [3]	55,124	2,731,016
Total EUROPE (Cost $2,013,550)		2,731,016
Total PREFERRED STOCKS (Cost $2,013,550)		2,731,016

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 3.56%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 5.20% [4] (Cost $8,553,846)	8,553,846	$8,553,846

TOTAL INVESTMENTS (Cost $200,900,813)	100.91%	$242,499,101
Liabilities in Excess of Other Assets	(0.91)%	(2,189,735)
Net Assets	100.00%	$240,309,366

CDI	CREST Depository Interest
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

[1]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $16,010,505, which represents 7% of Net Assets.
[2]	Foreign security denominated and/or traded in U.S. dollars.
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
[4]	7 day current yield as of March 31, 2024 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 99.36%
HEALTH CARE — 29.17%
Biotechnology — 20.39%
ADMA Biologics, Inc. *	302,362	$1,995,589
Aerovate Therapeutics, Inc. *	20,848	616,475
Apogee Therapeutics, Inc. *	73,348	4,873,975
Astria Therapeutics, Inc. *	188,104	2,647,564
Autolus Therapeutics PLC - ADR 1,*	87,408	557,663
Biohaven Ltd. *	29,956	1,638,294
Biomea Fusion, Inc. *	57,932	866,083
Centessa Pharmaceuticals PLC - ADR 1,*	100,805	1,139,096
CG oncology, Inc. *	13,979	613,678
Crinetics Pharmaceuticals, Inc. *	162,835	7,622,306
Day One Biopharmaceuticals, Inc. *	92,961	1,535,716
Ideaya Biosciences, Inc. *	57,129	2,506,821
Janux Therapeutics, Inc. *	24,703	930,068
KalVista Pharmaceuticals, Inc. *	69,983	829,998
Kiniksa Pharmaceuticals Ltd. - A *	80,471	1,587,693
Larimar Therapeutics, Inc. *	89,792	681,521
Merus NV 1,*	61,320	2,761,240
Nuvalent, Inc. - A *	30,013	2,253,676
Praxis Precision Medicines, Inc. *	21,639	1,320,412
Protagonist Therapeutics, Inc. *	44,570	1,289,410
Rhythm Pharmaceuticals, Inc. *	92,655	4,014,741
Twist Bioscience Corp. *	30,822	1,057,503
Vaxcyte, Inc. *	51,462	3,515,369
Vera Therapeutics, Inc. *	25,615	1,104,519
Xenon Pharmaceuticals, Inc. 1,*	114,524	4,930,258
		52,889,668
Health Care Equipment & Supplies — 5.37%
Alphatec Holdings, Inc. *	159,337	2,197,257
LeMaitre Vascular, Inc.	22,452	1,489,915
PROCEPT BioRobotics Corp. *	35,872	1,772,794
RxSight, Inc. *	52,206	2,692,786
Tandem Diabetes Care, Inc. *	83,703	2,963,923
TransMedics Group, Inc. *	37,863	2,799,590
		13,916,265
Pharmaceuticals — 3.41%
Avadel Pharmaceuticals PLC - ADR 1,*	61,470	1,038,229
Edgewise Therapeutics, Inc. *	89,567	1,633,702
Longboard Pharmaceuticals, Inc. *	25,327	547,063
Mind Medicine MindMed, Inc. 1,*	132,088	1,241,627
	Shares, Principal Amount, or Number of Contracts	Value
Structure Therapeutics, Inc. - ADR 1,*	84,684	$3,629,556
Tarsus Pharmaceuticals, Inc. *	20,825	756,989
		8,847,166
Total HEALTH CARE (Cost $46,592,761)		75,653,099
INDUSTRIALS — 21.68%
Machinery — 5.53%
Blue Bird Corp. *	108,170	4,147,238
Federal Signal Corp.	29,373	2,492,886
REV Group, Inc.	146,362	3,233,137
The Greenbrier Cos., Inc.	36,051	1,878,257
Wabash National Corp.	86,306	2,584,002
		14,335,520
Construction & Engineering — 4.19%
Bowman Consulting Group Ltd. *	36,282	1,262,251
Construction Partners, Inc. - A *	39,075	2,194,061
MYR Group, Inc. *	15,734	2,780,985
Sterling Infrastructure, Inc. *	41,978	4,630,593
		10,867,890
Trading Companies & Distributors — 3.73%
FTAI Aviation Ltd.	84,973	5,718,683
H&E Equipment Services, Inc.	38,498	2,470,801
Hudson Technologies, Inc. *	135,286	1,489,499
		9,678,983
Aerospace & Defense — 2.56%
AeroVironment, Inc. *	14,279	2,188,685
Cadre Holdings, Inc.	53,020	1,919,324
Kratos Defense & Security Solutions, Inc. *	107,725	1,979,985
Triumph Group, Inc. *	35,797	538,387
		6,626,381
Commercial Services & Supplies — 2.09%
ACV Auctions, Inc. - A *	107,679	2,021,135
CECO Environmental Corp. *	55,173	1,270,082
Montrose Environmental Group, Inc. *	42,123	1,649,958
Performant Financial Corp. *	166,407	489,237
		5,430,412
Ground Transportation — 1.30%
ArcBest Corp.	23,653	3,370,552
Building Products — 0.93%
Gibraltar Industries, Inc. *	30,077	2,422,101
Electrical Equipment — 0.88%
American Superconductor Corp. *	120,417	1,626,834
Enovix Corp. *	82,404	660,056
		2,286,890

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Professional Services — 0.47%
Huron Consulting Group, Inc. *	12,635	$1,220,794
Total INDUSTRIALS (Cost $40,778,056)		56,239,523
INFORMATION TECHNOLOGY — 13.79%
Semiconductors & Semiconductor Equipment — 5.27%
Camtek Ltd. 1,*	69,221	5,798,643
Credo Technology Group Holding Ltd. *	150,725	3,193,863
SkyWater Technology, Inc. *	163,152	1,659,256
Veeco Instruments, Inc. *	85,948	3,022,791
		13,674,553
Software — 3.28%
Agilysys, Inc. *	18,937	1,595,632
Alkami Technology, Inc. *	90,335	2,219,531
Cleanspark, Inc. *	58,948	1,250,287
PROS Holdings, Inc. *	46,013	1,671,652
SilverSun Technologies, Inc.	25,049	330,396
Weave Communications, Inc. *	125,116	1,436,332
		8,503,830
IT Services — 1.90%
Backblaze, Inc. - A *	94,669	968,464
Couchbase, Inc. *	110,334	2,902,888
Grid Dynamics Holdings, Inc. *	86,167	1,058,992
		4,930,344
Electronic Equipment, Instruments & Components — 1.89%
Arlo Technologies, Inc. *	387,566	4,902,710
Communications Equipment — 1.45%
Applied Optoelectronics, Inc. *	216,224	2,996,865
Aviat Networks, Inc. *	19,572	750,390
		3,747,255
Total INFORMATION TECHNOLOGY (Cost $28,762,006)		35,758,692
CONSUMER DISCRETIONARY — 13.63%
Hotels, Restaurants & Leisure — 3.01%
First Watch Restaurant Group, Inc. *	77,123	1,898,768
Genius Sports Ltd. 1,*	142,160	811,734
Kura Sushi USA, Inc. - A *	36,311	4,181,575
Sweetgreen, Inc. - A *	36,778	929,012
		7,821,089
Household Durables — 2.89%
Beazer Homes USA, Inc. *	59,034	1,936,315
Century Communities, Inc.	20,282	1,957,213
Installed Building Products, Inc.	10,245	2,650,689
	Shares, Principal Amount, or Number of Contracts	Value
Smith Douglas Homes Corp. *	31,780	$943,866
		7,488,083
Diversified Consumer Services — 2.76%
Adtalem Global Education, Inc. *	15,676	805,746
OneSpaWorld Holdings Ltd. 1,*	227,594	3,011,069
Stride, Inc. *	53,118	3,349,090
		7,165,905
Automobile Components — 2.64%
Modine Manufacturing Co. *	71,963	6,850,158
Specialty Retail — 2.33%
Abercrombie & Fitch Co. - A *	10,251	1,284,758
Arhaus, Inc.	145,796	2,243,801
National Vision Holdings, Inc. *	68,690	1,522,170
Warby Parker, Inc. - A *	72,546	987,351
		6,038,080
Total CONSUMER DISCRETIONARY (Cost $22,630,289)		35,363,315
FINANCIALS — 9.47%
Insurance — 6.10%
HCI Group, Inc.	40,443	4,694,623
Heritage Insurance Holdings, Inc. *	209,078	2,226,681
Mercury General Corp.	62,491	3,224,536
Palomar Holdings, Inc. *	33,148	2,778,797
Skyward Specialty Insurance Group, Inc. *	77,752	2,908,702
		15,833,339
Banks — 1.90%
Customers Bancorp, Inc. *	48,091	2,551,708
Live Oak Bancshares, Inc.	18,429	764,988
Triumph Financial, Inc. *	20,178	1,600,519
		4,917,215
Capital Markets — 0.64%
PJT Partners, Inc. - A	17,564	1,655,582
Consumer Finance — 0.44%
Moneylion, Inc. *	16,178	1,153,815
Financial Services — 0.39%
Remitly Global, Inc. *	48,616	1,008,296
Total FINANCIALS (Cost $19,130,909)		24,568,247
ENERGY — 4.21%
Oil, Gas & Consumable Fuels — 2.27%
Gulfport Energy Corp. *	12,381	1,982,446
Uranium Energy Corp. *	577,874	3,900,649
		5,883,095

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Energy Equipment & Services — 1.94%
Atlas Energy Solutions, Inc.	79,761	$1,804,194
Tidewater, Inc. *	35,202	3,238,584
		5,042,778
Total ENERGY (Cost $8,182,739)		10,925,873
COMMUNICATION SERVICES — 3.20%
Interactive Media & Services — 2.48%
EverQuote, Inc. - A *	166,321	3,086,918
MediaAlpha, Inc. - A *	60,281	1,227,924
QuinStreet, Inc. *	120,025	2,119,641
		6,434,483
Media — 0.72%
Cardlytics, Inc. *	57,897	838,928
Gambling.com Group Ltd. 1,*	112,891	1,030,695
		1,869,623
Total COMMUNICATION SERVICES (Cost $6,600,950)		8,304,106
MATERIALS — 2.17%
Construction Materials — 1.04%
Knife River Corp. *	33,332	2,702,558
Chemicals — 0.82%
Aspen Aerogels, Inc. *	120,995	2,129,512
Containers & Packaging — 0.31%
Ranpak Holdings Corp. *	101,301	797,239
Total MATERIALS (Cost $3,701,341)		5,629,309
CONSUMER STAPLES — 2.04%
Food Products — 0.80%
Vital Farms, Inc. *	89,036	2,070,087
Personal Care Products — 0.70%
elf Beauty, Inc. *	9,258	1,814,846
Beverages — 0.54%
Celsius Holdings, Inc. *	16,859	1,397,948
Total CONSUMER STAPLES (Cost $1,945,119)		5,282,881
Total COMMON STOCKS (Cost $178,324,170)		257,725,045
	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 1.15%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 5.20% [2] (Cost $2,985,258)	2,985,258	$2,985,258

TOTAL INVESTMENTS (Cost $181,309,428)	100.51%	$260,710,303
Liabilities In Excess of Other Assets	(0.51)%	(1,316,847)
Net Assets	100.00%	$259,393,456

ADR	American Depositary Receipt
PLC	Public Limited Company

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	7 day current yield as of March 31, 2024 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 99.23%
INDUSTRIALS — 25.81%
Trading Companies & Distributors — 6.14%
Applied Industrial Technologies, Inc.	46,558	$9,197,533
Boise Cascade Co.	43,678	6,698,895
Core & Main, Inc. - A *	160,811	9,206,430
FTAI Aviation Ltd.	218,245	14,687,888
Herc Holdings, Inc.	41,485	6,981,926
		46,772,672
Aerospace & Defense — 4.18%
Axon Enterprise, Inc. *	48,965	15,320,169
Curtiss-Wright Corp.	21,753	5,567,463
Leonardo DRS, Inc. *	303,436	6,702,901
Moog, Inc. - A	26,510	4,232,322
		31,822,855
Construction & Engineering — 4.06%
API Group Corp. *	214,591	8,426,988
Arcosa, Inc.	40,024	3,436,461
Comfort Systems USA, Inc.	23,100	7,339,101
EMCOR Group, Inc.	10,805	3,783,911
Fluor Corp. *	103,391	4,371,371
Sterling Infrastructure, Inc. *	32,457	3,580,332
		30,938,164
Machinery — 3.06%
Crane Co.	54,282	7,335,127
Federal Signal Corp.	93,130	7,903,943
SPX Technologies, Inc. *	65,717	8,091,734
		23,330,804
Building Products — 2.80%
AAON, Inc.	75,218	6,626,706
Simpson Manufacturing Co., Inc.	24,103	4,945,454
The AZEK Co., Inc. *	92,070	4,623,755
Zurn Elkay Water Solutions Corp.	154,835	5,182,327
		21,378,242
Ground Transportation — 2.24%
Saia, Inc. *	29,233	17,101,305
Commercial Services & Supplies — 1.71%
MSA Safety, Inc.	24,576	4,757,668
Tetra Tech, Inc.	44,767	8,268,912
		13,026,580
Electrical Equipment — 1.12%
Enovix Corp. *	248,109	1,987,353
NEXTracker, Inc. - A *	116,187	6,537,843
		8,525,196
	Shares, Principal Amount, or Number of Contracts	Value
Professional Services — 0.50%
Korn Ferry	57,721	$3,795,733
Total INDUSTRIALS (Cost $133,022,438)		196,691,551
HEALTH CARE — 19.95%
Biotechnology — 12.82%
Apellis Pharmaceuticals, Inc. *	66,806	3,926,857
Apogee Therapeutics, Inc. *	165,898	11,023,922
Biomea Fusion, Inc. *	156,956	2,346,492
Blueprint Medicines Corp. *	37,516	3,558,768
Crinetics Pharmaceuticals, Inc. *	321,206	15,035,653
Iovance Biotherapeutics, Inc. *	135,303	2,005,190
Krystal Biotech, Inc. *	23,200	4,127,976
Madrigal Pharmaceuticals, Inc. *	10,676	2,850,919
Merus NV 1,*	143,586	6,465,678
Natera, Inc. *	123,395	11,285,707
Nuvalent, Inc. - A *	71,650	5,380,198
Ultragenyx Pharmaceutical, Inc. *	81,939	3,825,732
Vaxcyte, Inc. *	198,455	13,556,461
Xenon Pharmaceuticals, Inc. 1,*	287,057	12,357,804
		97,747,357
Health Care Equipment & Supplies — 5.16%
Alphatec Holdings, Inc. *	296,057	4,082,626
Glaukos Corp. *	80,362	7,577,333
Inspire Medical Systems, Inc. *	18,414	3,955,143
Integer Holdings Corp. *	45,741	5,337,060
LivaNova PLC 1,*	69,529	3,889,452
Tandem Diabetes Care, Inc. *	141,021	4,993,553
TransMedics Group, Inc. *	128,454	9,497,889
		39,333,056
Pharmaceuticals — 1.33%
Axsome Therapeutics, Inc. *	43,090	3,438,582
Structure Therapeutics, Inc. - ADR 1,*	156,354	6,701,332
		10,139,914
Health Care Providers & Services — 0.64%
Hims & Hers Health, Inc. *	313,840	4,855,105
Total HEALTH CARE (Cost $114,436,069)		152,075,432
INFORMATION TECHNOLOGY — 18.84%
Software — 7.51%
Appfolio, Inc. - A *	27,714	6,838,152
Braze, Inc. - A *	77,941	3,452,786
CyberArk Software Ltd. 1,*	45,612	12,115,916
Elastic NV 1,*	58,352	5,849,205
Gitlab, Inc. - A *	104,107	6,071,520
Monday.com Ltd. 1,*	71,578	16,167,323

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Nutanix, Inc. - A *	36,040	$2,224,389
SentinelOne, Inc. - A *	194,730	4,539,156
		57,258,447
Semiconductors & Semiconductor Equipment — 4.71%
Camtek Ltd. 1,*	180,772	15,143,270
Credo Technology Group Holding Ltd. *	360,771	7,644,737
Onto Innovation, Inc. *	72,409	13,111,822
		35,899,829
Technology Hardware, Storage & Peripherals — 4.61%
Super Micro Computer, Inc. *	34,793	35,141,974
Electronic Equipment, Instruments & Components — 1.34%
Badger Meter, Inc.	16,279	2,634,105
Coherent Corp. *	60,229	3,651,082
Fabrinet 1,*	20,635	3,900,428
		10,185,615
Communications Equipment — 0.67%
Applied Optoelectronics, Inc. *	367,233	5,089,849
Total INFORMATION TECHNOLOGY (Cost $94,732,054)		143,575,714
CONSUMER DISCRETIONARY — 9.99%
Hotels, Restaurants & Leisure — 3.83%
Cava Group, Inc. *	101,556	7,113,998
Dutch Bros, Inc. - A *	292,230	9,643,590
Krispy Kreme, Inc.	113,063	1,722,515
Sweetgreen, Inc. - A *	110,727	2,796,964
Wingstop, Inc.	21,581	7,907,278
		29,184,345
Household Durables — 2.00%
Installed Building Products, Inc.	26,195	6,777,432
Meritage Homes Corp.	23,086	4,050,670
Skyline Champion Corp. *	52,190	4,436,672
		15,264,774
Specialty Retail — 1.89%
American Eagle Outfitters, Inc.	242,176	6,245,719
Carvana Co. *	34,392	3,023,401
National Vision Holdings, Inc. *	232,747	5,157,673
		14,426,793
Diversified Consumer Services — 1.55%
Duolingo, Inc. *	36,871	8,133,005
Grand Canyon Education, Inc. *	26,725	3,640,212
		11,773,217
Automobile Components — 0.72%
Modine Manufacturing Co. *	57,520	5,475,329
Total CONSUMER DISCRETIONARY (Cost $56,738,059)		76,124,458
	Shares, Principal Amount, or Number of Contracts	Value
ENERGY — 8.42%
Oil, Gas & Consumable Fuels — 4.87%
Cameco Corp. [1]	326,407	$14,139,951
Matador Resources Co.	141,365	9,438,941
Permian Resources Corp.	395,392	6,982,623
Uranium Energy Corp. *	965,494	6,517,085
		37,078,600
Energy Equipment & Services — 3.55%
TechnipFMC PLC [1]	395,478	9,930,453
Tidewater, Inc. *	81,222	7,472,424
Weatherford International PLC 1,*	83,644	9,654,190
		27,057,067
Total ENERGY (Cost $49,338,865)		64,135,667
FINANCIALS — 7.12%
Insurance — 4.68%
BRP Group, Inc. - A *	127,608	3,692,976
HCI Group, Inc.	76,379	8,866,074
Kemper Corp.	138,873	8,599,016
Kinsale Capital Group, Inc.	13,370	7,015,774
Oscar Health, Inc. - A *	175,083	2,603,484
Skyward Specialty Insurance Group, Inc. *	131,047	4,902,468
		35,679,792
Financial Services — 0.83%
Flywire Corp. *	168,105	4,170,685
Remitly Global, Inc. *	102,330	2,122,324
		6,293,009
Banks — 0.82%
Customers Bancorp, Inc. *	48,478	2,572,243
Western Alliance Bancorp	57,893	3,716,151
		6,288,394
Capital Markets — 0.79%
Evercore, Inc. - A	31,282	6,024,601
Total FINANCIALS (Cost $45,366,384)		54,285,796
CONSUMER STAPLES — 7.05%
Personal Care Products — 4.12%
BellRing Brands, Inc. *	261,091	15,412,202
elf Beauty, Inc. *	61,848	12,124,063
Inter Parfums, Inc.	27,763	3,900,979
		31,437,244
Food Products — 1.13%
Freshpet, Inc. *	74,200	8,596,812
Beverages — 1.03%
Celsius Holdings, Inc. *	94,778	7,858,992

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Consumer Staples Distribution & Retail — 0.77%
Sprouts Farmers Market, Inc. *	90,852	$5,858,137
Total CONSUMER STAPLES (Cost $28,014,221)		53,751,185
MATERIALS — 1.58%
Construction Materials — 0.97%
Knife River Corp. *	91,726	7,437,144
Chemicals — 0.61%
Tronox Holdings PLC [1]	266,265	4,619,698
Total MATERIALS (Cost $10,758,227)		12,056,842
COMMUNICATION SERVICES — 0.47%
Interactive Media & Services — 0.47%
EverQuote, Inc. - A *	122,320	2,270,259
QuinStreet, Inc. *	74,931	1,323,282
		3,593,541
Total COMMUNICATION SERVICES (Cost $3,523,481)		3,593,541
Total COMMON STOCKS (Cost $535,929,798)		756,290,186
SHORT TERM INVESTMENTS — 1.47%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 5.20% [2] (Cost $11,257,741)	11,257,741	11,257,741

TOTAL INVESTMENTS (Cost $547,187,539)	100.70%	$767,547,927
Liabilities In Excess of Other Assets	(0.70)%	(5,368,972)
Net Assets	100.00%	$762,178,955

ADR	American Depositary Receipt
PLC	Public Limited Company

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	7 day current yield as of March 31, 2024 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 99.54%
INDUSTRIALS — 30.12%
Aerospace & Defense — 7.26%
Axon Enterprise, Inc. *	4,562	$1,427,359
Curtiss-Wright Corp.	2,512	642,921
HEICO Corp.	2,885	551,035
Howmet Aerospace, Inc.	8,364	572,349
Leonardo DRS, Inc. *	26,035	575,113
		3,768,777
Building Products — 5.44%
Advanced Drainage Systems, Inc.	6,279	1,081,495
Builders FirstSource, Inc. *	2,758	575,181
Carlisle Cos., Inc.	953	373,433
The AZEK Co., Inc. *	6,255	314,126
Zurn Elkay Water Solutions Corp.	14,278	477,885
		2,822,120
Machinery — 4.37%
Chart Industries, Inc. *	1,003	165,214
Crane Co.	3,382	457,010
Oshkosh Corp.	7,595	947,172
Symbotic, Inc. *	5,299	238,455
Xylem, Inc.	3,574	461,904
		2,269,755
Ground Transportation — 3.78%
Saia, Inc. *	2,018	1,180,530
XPO, Inc. *	6,384	779,040
		1,959,570
Trading Companies & Distributors — 2.60%
Core & Main, Inc. - A *	12,048	689,748
FTAI Aviation Ltd.	7,650	514,845
SiteOne Landscape Supply, Inc. *	839	146,447
		1,351,040
Commercial Services & Supplies — 2.52%
Clean Harbors, Inc. *	2,587	520,789
MSA Safety, Inc.	2,242	434,029
Tetra Tech, Inc.	1,905	351,872
		1,306,690
Electrical Equipment — 2.08%
Enovix Corp. *	13,796	110,506
NEXTracker, Inc. - A *	4,597	258,673
Vertiv Holdings Co. - A	8,697	710,284
		1,079,463
Construction & Engineering — 2.07%
Comfort Systems USA, Inc.	854	271,324
EMCOR Group, Inc.	807	282,611
	Shares, Principal Amount, or Number of Contracts	Value
Quanta Services, Inc.	1,993	$517,782
		1,071,717
Total INDUSTRIALS (Cost $12,272,027)		15,629,132
INFORMATION TECHNOLOGY — 21.21%
Software — 10.57%
Appfolio, Inc. - A *	1,564	385,901
Braze, Inc. - A *	3,872	171,530
CyberArk Software Ltd. 1,*	3,711	985,753
Dynatrace, Inc. *	5,585	259,367
Elastic NV *	4,989	500,097
Fair Isaac Corp. *	372	464,855
Gitlab, Inc. - A *	12,075	704,214
Monday.com Ltd. 1,*	4,409	995,861
Nutanix, Inc. - A *	11,495	709,471
SentinelOne, Inc. - A *	13,286	309,697
		5,486,746
Technology Hardware, Storage & Peripherals — 4.66%
Super Micro Computer, Inc. *	2,391	2,414,982
Semiconductors & Semiconductor Equipment — 4.22%
Camtek Ltd. 1,*	11,534	966,203
Credo Technology Group Holding Ltd. *	19,663	416,659
Onto Innovation, Inc. *	4,456	806,893
		2,189,755
Communications Equipment — 0.89%
Arista Networks, Inc. *	1,591	461,358
IT Services — 0.49%
MongoDB, Inc. *	709	254,276
Electronic Equipment, Instruments & Components — 0.38%
Coherent Corp. *	3,276	198,591
Total INFORMATION TECHNOLOGY (Cost $8,597,240)		11,005,708
HEALTH CARE — 14.08%
Biotechnology — 9.77%
Apellis Pharmaceuticals, Inc. *	4,585	269,506
Apogee Therapeutics, Inc. *	4,668	310,189
Argenx SE - ADR 1,*	412	162,213
Ascendis Pharma A/S - ADR 1,*	2,477	374,448
Crinetics Pharmaceuticals, Inc. *	20,556	962,226
Incyte Corp. *	4,194	238,932
Natera, Inc. *	9,516	870,333
Neurocrine Biosciences, Inc. *	1,768	243,843
Nuvalent, Inc. - A *	2,485	186,599
Vaxcyte, Inc. *	10,891	743,964
Xenon Pharmaceuticals, Inc. 1,*	16,410	706,450
		5,068,703

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Health Care Equipment & Supplies — 2.72%
Glaukos Corp. *	6,572	$619,674
Inspire Medical Systems, Inc. *	1,368	293,833
TransMedics Group, Inc. *	6,725	497,246
		1,410,753
Pharmaceuticals — 1.02%
Structure Therapeutics, Inc. - ADR 1,*	12,404	531,635
Life Sciences Tools & Services — 0.57%
ICON PLC 1,*	890	298,996
Total HEALTH CARE (Cost $6,594,693)		7,310,087
CONSUMER DISCRETIONARY — 11.61%
Hotels, Restaurants & Leisure — 4.61%
Domino's Pizza, Inc.	1,215	603,709
DraftKings, Inc. - A *	11,448	519,854
Dutch Bros, Inc. - A *	15,661	516,813
Wingstop, Inc.	2,054	752,586
		2,392,962
Specialty Retail — 2.16%
American Eagle Outfitters, Inc.	10,801	278,558
Carvana Co. *	2,352	206,764
Murphy USA, Inc.	635	266,192
The Gap, Inc.	13,360	368,068
		1,119,582
Textiles, Apparel & Luxury Goods — 2.03%
Deckers Outdoor Corp. *	1,121	1,055,152
Household Durables — 1.40%
TopBuild Corp. *	1,646	725,442
Diversified Consumer Services — 1.04%
Duolingo, Inc. *	2,442	538,656
Broadline Retail — 0.37%
Ollie's Bargain Outlet Holdings, Inc. *	2,410	191,764
Total CONSUMER DISCRETIONARY (Cost $4,634,383)		6,023,558
ENERGY — 7.25%
Oil, Gas & Consumable Fuels — 5.31%
Cameco Corp. [1]	25,412	1,100,848
Diamondback Energy, Inc.	2,540	503,352
NexGen Energy Ltd. 1,*	75,922	589,914
Permian Resources Corp.	31,867	562,771
		2,756,885
Energy Equipment & Services — 1.94%
TechnipFMC PLC [1]	29,449	739,464
	Shares, Principal Amount, or Number of Contracts	Value
Weatherford International PLC 1,*	2,293	$264,658
		1,004,122
Total ENERGY (Cost $3,334,314)		3,761,007
CONSUMER STAPLES — 6.38%
Personal Care Products — 3.05%
BellRing Brands, Inc. *	17,930	1,058,408
elf Beauty, Inc. *	2,673	523,988
		1,582,396
Beverages — 1.31%
Celsius Holdings, Inc. *	8,195	679,529
Food Products — 1.25%
Freshpet, Inc. *	5,608	649,743
Consumer Staples Distribution & Retail — 0.77%
Sprouts Farmers Market, Inc. *	6,177	398,293
Total CONSUMER STAPLES (Cost $2,418,137)		3,309,961
FINANCIALS — 5.97%
Capital Markets — 2.89%
Evercore, Inc. - A	1,376	265,004
Houlihan Lokey, Inc.	3,645	467,252
Tradeweb Markets, Inc. - A	7,388	769,608
		1,501,864
Insurance — 2.63%
Kemper Corp.	9,526	589,850
Kinsale Capital Group, Inc.	623	326,913
W. R. Berkley Corp.	5,067	448,126
		1,364,889
Banks — 0.45%
Western Alliance Bancorp	3,610	231,726
Total FINANCIALS (Cost $2,719,390)		3,098,479
MATERIALS — 2.32%
Metals & Mining — 1.03%
Teck Resources Ltd. - B [1]	11,701	535,672
Chemicals — 0.73%
The Scotts Miracle-Gro Co.	5,079	378,843
Construction Materials — 0.56%
Eagle Materials, Inc.	1,062	288,598
Total MATERIALS (Cost $1,107,831)		1,203,113

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMUNICATION SERVICES — 0.60%
Interactive Media & Services — 0.60%
Pinterest, Inc. - A *	8,959	$310,608
Total COMMUNICATION SERVICES (Cost $260,699)		310,608
Total COMMON STOCKS (Cost $41,938,714)		51,651,653
SHORT TERM INVESTMENTS — 0.76%
Northern Institutional Government Portfolio (Shares Class), 5.13% [2] (Cost $393,835)	393,835	393,835

TOTAL INVESTMENTS (Cost $42,332,549)	100.30%	$52,045,488
Liabilities In Excess of Other Assets	(0.30)%	(155,005)
Net Assets	100.00%	$51,890,483

ADR	American Depositary Receipt
PLC	Public Limited Company

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	7 day current yield as of March 31, 2024 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
BANK LOANS — 4.02%
Leisure Products — 2.64%
Majordrive Holdings IV LLC, Initial Term Loan 6/1/28 [1,2]	$2,718,000	$2,720,718
Recess Holdings, Inc., Amendment No. 3 Term Loan 9.84%, (3-Month USD CME Term SOFR+450 basis points), 2/20/30 [1]	2,984,000	2,993,340
		5,714,058
Telecommunications — 1.38%
Crown Subsea Communications Holding, Inc., Initial Term 10.07%, (3-Month USD CME Term SOFR+475 basis points), 1/30/31 [1]	2,982,000	2,996,910
Total BANK LOANS (Cost $8,665,039)		8,710,968
CORPORATE BONDS — 32.52%
Apparel & Textile Products — 0.18%
Michael Kors USA, Inc. 4.25%, 11/1/24 [3]	386,000	380,468
Commercial Support Services — 5.77%
Arrow Bidco LLC 10.75%, 6/15/25 [3]	7,888,000	8,144,360
Williams Scotsman International, Inc. 6.12%, 6/15/25 [3]	4,388,000	4,367,599
		12,511,959
Electric Utilities — 7.09%
NRG Energy, Inc. 10.25%, (U.S. Treasury Yield Curve Rate CMT 5Y + 592 basis points), 3/15/28 [3,4,5]	5,970,133	6,401,505
Vistra Corp. 7.00%, (U.S. Treasury Yield Curve Rate CMT 5Y + 574 basis points), 12/15/26 [3,4,5,6]	9,050,000	8,959,677
		15,361,182
Electrical Equipment — 1.74%
WESCO Distribution, Inc. 7.13%, 6/15/25 [3]	3,766,000	3,769,849
Gas & Water Utilities — 0.58%
Ferrellgas L.P./Ferrellgas Finance Corp. 5.88%, 4/1/29 [3]	1,313,000	1,253,109
Leisure Facilities & Services — 7.81%
Cinemark USA, Inc. 5.88%, 3/15/26 [3]	4,449,000	4,396,748
Full House Resorts, Inc. 8.25%, 2/15/28 [3]	3,324,000	3,176,359
	Shares, Principal Amount, or Number of Contracts	Value
Golden Entertainment, Inc. 7.62%, 4/15/26 [3]	$6,204,000	$6,204,717
Six Flags Theme Parks, Inc. 7.00%, 7/1/25 [3]	3,144,000	3,148,949
		16,926,773
Oil & Gas Producers — 0.14%
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 11.00%, 4/15/25 [3]	310,000	309,608
Real Estate Investment Trusts — 1.68%
Service Properties Trust 8.63%, 11/15/31 [3]	3,425,000	3,652,961
Retail - Discretionary — 4.69%
Kohl's Corp. 4.63%, 5/1/31	1,666,000	1,397,070
Macy's Retail Holdings LLC 6.12%, 3/15/32 [3]	5,116,000	4,957,121
Macy's Retail Holdings LLC 5.12%, 1/15/42	4,399,000	3,819,915
		10,174,106
Specialty Finance — 2.42%
Enact Holdings, Inc. 6.50%, 8/15/25 [3]	5,240,000	5,238,952
Technology Hardware — 0.42%
NCR Atleos Corp. 9.50%, 4/1/29 [3]	847,000	905,959
Total CORPORATE BONDS (Cost $68,688,923)		70,484,926
COMMON STOCKS — 36.26%
Apparel & Textile Products — 0.97%
Capri Holdings Ltd. *	46,574	2,109,802
Asset Management — 4.57%
Ares Acquisition Corp. II *	200,376	2,117,974
Haymaker Acquisition Corp. 4 *	207,657	2,163,786
Screaming Eagle Acquisition Corp. - A *	525,785	5,625,900
		9,907,660
Banking — 4.84%
Blue Foundry Bancorp 6,*	727,370	6,808,183
Kearny Financial Corp./MD 0.44%, [6]	573,039	3,690,371
		10,498,554
Biotechnology & Pharmaceuticals — 9.46%
Apogee Therapeutics, Inc. *	28,754	1,910,703
Calidi Biotherapeutics, Inc. *	24,357	13,762
Crinetics Pharmaceuticals, Inc. *	163,794	7,667,197
Crinetics Pharmaceuticals, Inc. *	75,609	3,539,257
Relay Therapeutics, Inc. 6,*	159,877	1,326,979

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Xenon Pharmaceuticals, Inc. 6,7,*	140,314	$6,040,518
		20,498,416
Commercial Support Services — 1.18%
GXO Logistics, Inc. *	47,501	2,553,654
Industrial Intermediate Products — 2.35%
Hillman Solutions Corp. 6,*	477,958	5,085,473
Industrial Support Services — 3.68%
WillScot Mobile Mini Holdings Corp. 6,*	171,287	7,964,846
Leisure Facilities & Services — 5.82%
Caesars Entertainment, Inc. *	22,692	992,548
Golden Entertainment, Inc. [6]	281,422	10,364,772
Playa Hotels & Resorts NV 7,*	130,439	1,265,259
		12,622,579
Publishing & Broadcasting — 1.95%
Liberty Media Corp.-Liberty SiriusXM - A *	142,079	4,219,746
Retail - Consumer Staples — 1.44%
Albertsons Cos., Inc. - A	145,974	3,129,683
Total COMMON STOCKS (Cost $77,557,494)		78,590,413
MASTER LIMITED PARTNERSHIPS — 0.39%
Oil & Gas Producers — 0.39%
Calumet Specialty Products Partners LP *	56,686	842,354
Total MASTER LIMITED PARTNERSHIPS (Cost $1,093,863)		842,354
PREFERRED STOCKS — 2.50%
Industrial Support Services — 2.50%
WESCO International, Inc. 10.63%, (U.S. Treasury Yield Curve Rate CMT 5Y + 1033 basis points), [5]	205,943	5,418,360
Total PREFERRED STOCKS (Cost $5,536,501)		5,418,360
SOVEREIGN BONDS — 2.88%
Transportation & Logistics — 2.88%
Danaos Corp. 8.50%, 3/1/28 [3,7]	$6,114,000	6,239,343
Total SOVEREIGN BONDS (Cost $6,133,130)		6,239,343
WARRANTS — 0.04%
Ares Acquisition Corp. II, Exp. 4/21/28, Strike $0.00 *	100,188	18,535
	Shares, Principal Amount, or Number of Contracts	Value
Bridger Aerospace Group Holdings, Inc., Exp. 12/31/27, Strike $11.50 *	151,497	$27,269
Calidi Biotherapeutics, Inc., Exp. 9/10/26, Strike $11.50 *	193,125	10,042
Haymaker Acquisition Corp. 4, Exp. 5/31/28, Strike $11.50 *	103,828	20,765
Inspirato, Inc., Exp. 1/1/30, Strike $11.50 *	35,733	361
Pagaya Technologies Ltd., Exp. 5/31/27, Strike $0.00 7,*	121,900	11,093
REVOLUTION Medicines, Inc., Exp. 11/14/28, Strike $11.50 *	26,680	4,269
SomaLogic, Inc.Exp. 12/31/27, Strike $11.50 *	22,690	2,292
X4 Pharmaceuticals, Inc., Exp. 4/12/24, Strike $13.20 *	5,547	7
Total WARRANTS (Cost $9,328)		94,633
SHORT TERM INVESTMENTS — 18.88%
Northern Institutional Treasury Portfolio (Premier Class), 5.15% [8] (Cost $40,920,301)	40,920,301	40,920,301

TOTAL INVESTMENTS (Cost $208,604,579)	97.49%	$211,301,298
Other Assets In Excess of Liabilities	2.51%	5,435,857
Net Assets	100.00%	$216,737,155
INVESTMENT SECURITIES SOLD SHORT — (11.19)%
COMMON STOCKS — (0.28)%
Retail - Discretionary — (0.28)%
Macy's, Inc.	(30,112)	(601,939)
Total COMMON STOCKS (Proceeds $557,193)		(601,939)
EXCHANGE-TRADED FUNDS — (10.91)%
iShares Russell 2000 ETF	(30,208)	(6,352,742)
SPDR S&P Biotech ETF	(96,738)	(9,179,469)
SPDR S&P Regional Banking ETF	(161,259)	(8,108,103)
Total EXCHANGE-TRADED FUNDS (Proceeds $24,431,584)		(23,640,314)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $24,988,777)	(11.19)%	$(24,242,253)

CMT	Constant Maturity

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
March 31, 2024 (unaudited)

[1]	Bank loans in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain bank loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at March 31, 2024. Bank loans generally are subject to mandatory and/or optional repayment. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
[2]	Position is unsettled. Contract rate was not determined at March 31, 2024 and does not take effect until settlement date.
[3]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $71,507,284, which represents 33% of Net Assets.
[4]	Perpetual security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
[5]	Variable rate security. Rates disclosed as of March 31, 2024.
[6]	All or a portion of this security is pledged as collateral for short sales or derivatives transactions.
[7]	Foreign security denominated and/or traded in U.S. dollars.
[8]	7 day current yield as of March 31, 2024 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
March 31, 2024 (unaudited)

TOTAL RETURN SWAPS
OTC SWAP CONTRACTS
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

Financing Index: SOFR + 0.6%	Cannae Holdings, Inc. (Monthly)	8/30/2024	GSC	USD	6,226,110	$2,392	$—	$2,392
GSCBDNYB Basket*	Financing Index: 1-Day US Federal Fund Effective Rate - 0.6%	2/10/2025	GSC	USD	2,097,707	35,595	—	35,595
Subtotal Appreciation						$37,987	$—	$37,987
GSUCDHY1 Basket**	Financing Index: 1-Day US Federal Fund Effective Rate - 0.75%	4/29/2024	GSC	USD	10,370,200	$(83,603)	$—	$(83,603)
GSCBGDEN Basket***	Financing Index: SOFR - 0.45%	1/27/2025	GSC	USD	4,500,809	(244,506)	—	(244,506)
GSCNNED3 Basket****	Financing Index: SOFR - 0.5%	2/24/2025	GSC	USD	5,658,402	(139,765)	—	(139,765)
Subtotal Depreciation						$(467,874)	$—	$(467,874)
Net Total Return Swaps outstanding at March 31, 2024						$(429,887)	$—	$(429,887)

GSC - Goldman Sachs International
*	GSCBDNYB Basket consists of a portfolio of:

Valley National Bancorp	48%
Dime Community Bancshares, Inc.	13%
Amalgamated Financial Corp.	11%
Metropolitan Bank Holding Corp.	8%
Northfield Bancorp, Inc.	5%
The First of Long Island Corp.	5%
Flushing Financial Corp.	5%
Peapack-Gladstone Financial Corp.	4%
Bankwell Financial Group, Inc.	1%
100%

**	GSUCDHY1 basket consists of a portfolio of:

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
March 31, 2024 (unaudited)

Asbury Automotive Group, Inc.	3%
Ardagh Metal Packaging Finance USA LLC	3%
Aramark Services, Inc.	3%
Ball Corp.	3%
Bath & Body Works, Inc.	3%
1011778 B.C. Unlimited Liability Co.	3%
Builders Firstsource, Inc.	3%
Standard Building Solutions, Inc.	3%
Mauser Packaging Solutions Holding Co.	3%
Carnival Corp.	3%
Emerald Debt Merger Sub LLC	3%
Fertitta Entertainment LLC	3%
Gfl Environmental, Inc.	3%
Chart Industries, Inc.	4%
Hilton Domestic Operating Co., Inc.	3%
Imola Merger Corp.	3%
Las Vegas Sands Corp.	3%
Mgm Resorts International	3%
Ncl Corporation Ltd.	4%
Petsmart LLC	3%
Royal Caribbean Cruises Ltd.	4%
Transocean, Inc.	3%
Rolls-Royce PLC	3%
Spirit Aerosystems, Inc.	4%
Sensata Technologies BV	3%
Transdigm, Inc.	3%
Viking Cruises Ltd.	4%
Wesco Distribution, Inc.	4%
Weatherford International Ltd.	4%
Wynn Las Vegas LLC	3%
Yum! Brands, Inc.	3%
100%

***	GSCBGDEN Basket consists of a portfolio of:

Red Rock Resorts, Inc.	35%
Boyd Gaming Corp.	30%
Churchill Downs, Inc.	24%
Penn Entertainment, Inc.	11%
100%

****	GSCNNED3 Basket consists of a portfolio of:

Dun & Bradstreet Holdings, Inc.	53%
Alight, Inc.	34%
Dayforce, Inc.	9%
Paysafe Ltd.	4%
100%
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited)

A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Securities Valuation
Investments in securities traded on a national securities exchange, including exchange-traded futures and options (including warrants), are valued at the last reported sales or settlement price on the day of valuation and are generally classified as level 1. North and South American exchange-traded securities for which no sale was reported are valued at the most recent closing bid price from the exchange the security is primarily traded on and are generally classified as level 1.  All other exchange-traded securities for which no sale was reported are valued at the mean between closing bid and ask prices from the exchange the security is primarily traded on and are also generally classified as level 1. Equity certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. Long-term U.S. fixed income securities are valued at the representative quoted bid price when held long or the representative quoted ask price if sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. Long-term non-U.S. fixed income securities are valued at the mean of the representative quoted bid and ask prices when held long or sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. The pricing service provider may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations or other techniques. Such techniques generally consider factors such as composite security prices, yields, maturities, call features, credit ratings and developments relating to specific securities, in arriving at valuations. Fixed income securities are generally classified as level 2. The fair value analysis includes an analysis of the value of any unfunded commitments.
Short-term investments with remaining maturities of 60 days or less at the time of purchase are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. These securities are generally classified as level 2. Swaps, forward foreign currency contracts and other financial derivatives are valued daily, primarily by an independent pricing service using pricing models and are generally classified as level 2. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. If valuations are not available from the independent pricing service or values received are deemed not representative of fair value, values will be obtained from a third-party broker-dealer or counterparty.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from an independent pricing service. In addition, for the Emerging Markets Growth Fund, Emerging Markets Small Cap Growth, Global Fund, and International Small Cap Growth Fund, if quotations are not readily available or if the values have been materially affected by events occurring after the closing of a foreign market assets may be valued at fair value as determined in good faith by the investment adviser of the Funds. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. These funds also use an independent pricing service to provide fair value estimates for relevant foreign equity securities. This pricing service uses correlations between the movement of prices of foreign equity securities and indexes of U.S. traded securities and other indicators, such as closing prices of ADRs and futures contracts, to determine the fair value of relevant foreign equity securities. To the extent utilized, securities would be classified as level 2 in the hierarchy described below.
Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures adopted by the "valuation designee" appointed by the Trust’s Board of Trustees and are generally classified as level 3. Under these procedures, the Funds primarily employ a market-based approach, which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. In addition, level 3 investments in certain early stage companies may be valued based upon initial transaction prices with management conducting ongoing assessments to determine whether new information is available to support a fair value adjustment. The information management may consider in its ongoing assessments may include, but are not limited to, actual or upcoming financing or third-party sale transactions, current or forecasted performance, or regulatory approval status updates. It is possible that estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and such differences could be material.

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
Level 1 – quoted prices for active markets for identical securities
Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The following is a summary of the inputs used to value the Emerging Markets Growth Fund’s investments as of March 31, 2024:
Assets	Total Value at March 31, 2024	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Africa	$18,006,394	$—	$18,006,394	$—
Europe
Austria	29,935,291	—	29,935,291	—
France	16,617,688	—	16,617,688	—
Greece	48,852,072	—	48,852,072	—
Ireland	16,674,660	16,674,660	—	—
Poland	29,529,781	—	29,529,781	—
Russia	—	—	—	—*
Spain	28,234,338	—	28,234,338	—
Turkey	49,072,580	—	49,072,580	—
United Kingdom	40,105,495	—	40,105,495	—
Far East
China	459,578,500	117,797,453	341,781,047	—
India	441,639,409	69,882,233	371,757,176	—
Indonesia	59,147,650	—	59,147,650	—
Japan	11,092,987	—	11,092,987	—
Macau	14,712,197	—	14,712,197	—
Philippines	28,385,044	16,548,059	11,836,985	—
South Korea	325,295,033	—	325,295,033	—
Taiwan	449,742,725	221,797,553	227,945,172	—
Thailand	11,235,424	—	11,235,424	—
Middle East
Saudi Arabia	49,935,833	—	49,935,833	—
United Arab Emirates	57,838,873	43,395,230	14,443,643	—
North America
Canada	44,420,984	44,420,984	—	—
Mexico	177,821,962	45,608,369	132,213,593	—
United States	110,678,128	103,210,642	7,467,486	—
South America	230,779,908	230,779,908	—	—
Preferred Stocks
South America	12,918,857	12,918,857	—	—
Short Term Investments	116,568,285	116,568,285	—	—
Total	$2,878,820,098	$1,039,602,233	$1,839,217,865	$—

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

* Level 3 security has zero value.
The following is a summary of the inputs used to value the Emerging Markets Small Cap Growth Fund’s investments as of March 31, 2024:
Assets	Total Value at March 31, 2024	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Africa	$1,048,141	$—	$1,048,141	$—
Europe
Greece	992,420	—	992,420	—
Norway	1,266,655	1,266,655	—	—
Turkey	1,212,228	—	1,212,228	—
Far East
Australia	1,831,376	—	1,831,376	—
China	5,252,356	547,772	4,704,584	—
India	29,370,809	1,771,449	27,599,360	—
Kazakhstan	1,831,914	—	1,831,914	—
South Korea	9,169,514	—	9,169,514	—
Taiwan	12,726,809	520,256	12,206,553	—
Vietnam	3,839,858	—	3,839,858	—
Middle East
Qatar	1,039,060	—	1,039,060	—
Saudi Arabia	3,781,724	2,359,975	1,421,749	—
United Arab Emirates	2,648,743	1,267,122	1,381,621	—
North America
Canada	2,771,478	2,771,478	—	—
Mexico	11,147,462	4,348,102	6,799,360	—
United States	1,074,931	1,074,931	—	—
South America	13,745,950	13,745,950	—	—
Preferred Stocks
South America	1,455,996	1,455,996	—	—
Short Term Investments	3,864,737	3,864,737	—	—
Total	$110,072,161	$34,994,423	$75,077,738	$—
The following is a summary of the inputs used to value the Global Fund’s investments as of March 31, 2024:
Assets	Total Value at March 31, 2024	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Europe
France	$1,425,335	$—	$1,425,335	$—
Germany	253,548	—	253,548	—
Ireland	647,726	647,726	—	—
Italy	1,348,998	—	1,348,998	—
Jersey, C.I.	497,365	497,365	—	—
Netherlands	1,401,236	—	1,401,236	—
Spain	1,303,739	—	1,303,739	—
Switzerland	879,107	—	879,107	—

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

Assets	Total Value at March 31, 2024	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
United Kingdom	$4,617,151	$526,960	$4,090,191	$—
Far East
China	874,543	—	874,543	—
India	816,170	584,638	231,532	—
Indonesia	293,832	—	293,832	—
Japan	1,822,377	—	1,822,377	—
Philippines	428,747	428,747	—	—
South Korea	718,454	—	718,454	—
Taiwan	255,565	—	255,565	—
North America
Canada	2,283,682	2,283,682	—	—
Mexico	955,787	—	955,787	—
United States	35,558,189	35,558,189	—	—
Short Term Investments	1,077,883	1,077,883	—	—
Total	$57,459,434	$41,605,190	$15,854,244	$—
The following is a summary of the inputs used to value the International Small Cap Growth Fund’s investments as of March 31, 2024:
Assets	Total Value at March 31, 2024	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Africa	$1,521,989	$—	$1,521,989	$—
Europe
Austria	3,342,667	3,342,667	—	—
Belgium	4,517,554	3,477,439	1,040,115	—
Denmark	2,568,488	—	2,568,488	—
Finland	3,195,666	—	3,195,666	—
France	3,868,489	—	3,868,489	—
Germany	19,112,970	—	19,112,970	—
Ireland	6,012,884	—	6,012,884	—
Italy	13,567,757	—	13,567,757	—
Netherlands	8,616,449	1,296,510	7,319,939	—
Norway	4,264,102	3,183,185	1,080,917	—
Spain	7,360,761	—	7,360,761	—
Sweden	5,848,033	—	5,848,033	—
Switzerland	12,981,035	—	12,981,035	—
United Kingdom	17,499,291	2,813,600	14,685,691	—
Far East
Australia	3,071,888	—	3,071,888	—
China	689,471	—	689,471	—
India	11,571,962	—	11,571,962	—
Indonesia	2,769,798	1,381,245	1,388,553	—
Japan	54,878,756	—	54,878,756	—
South Korea	3,505,479	—	3,505,479	—

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

Assets	Total Value at March 31, 2024	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Taiwan	$8,521,554	$—	$8,521,554	$—
Middle East	3,322,766	3,322,766	—	—
North America
Canada	16,543,090	16,543,090	—	—
Mexico	5,249,006	—	5,249,006	—
United States	1,717,495	—	1,717,495	—
South America	5,094,839	5,094,839	—	—
Preferred Stocks
Europe	2,731,016	—	2,731,016	—
Short Term Investments	8,553,846	8,553,846	—	—
Total	$242,499,101	$49,009,187	$193,489,914	$—
The following is a summary of the inputs used to value the Micro Cap Growth Fund’s investments as of March 31, 2024:
Assets*	Total Value at March 31, 2024	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$257,725,045	$257,725,045	$—	$—
Short Term Investments	2,985,258	2,985,258	—	—
Total	$260,710,303	$260,710,303	$—	$—

* See Schedule of Investments for industry breakout.
The following is a summary of the inputs used to value the Small Cap Growth Fund’s investments as of March 31, 2024:
Assets*	Total Value at March 31, 2024	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$756,290,186	$756,290,186	$—	$—
Short Term Investments	11,257,741	11,257,741	—	—
Total	$767,547,927	$767,547,927	$—	$—

* See Schedule of Investments for industry breakout.
The following is a summary of the inputs used to value the Small/Mid Cap Growth Fund’s investments as of March 31, 2024:
Assets*	Total Value at March 31, 2024	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$51,651,653	$51,651,653	$—	$—
Short Term Investments	393,835	393,835	—	—
Total	$52,045,488	$52,045,488	$—	$—

* See Schedule of Investments for industry breakout.

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

The following is a summary of the inputs used to value the Event Driven Fund’s investments as of March 31, 2024:
Assets*	Total Value at March 31, 2024	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Bank Loans	$8,710,968	$—	$8,710,968	$—
Common Stocks	78,590,413	78,590,413	—	—
Corporate Bonds	70,484,926	—	70,484,926	—
Master Limited Partnerships	842,354	842,354	—	—
Preferred Stocks	5,418,360	5,418,360	—	—
Short Term Investments	40,920,301	40,920,301	—	—
Sovereign Bonds	6,239,343	—	6,239,343	—
Warrants	94,633	65,065	29,568	—
Total	$211,301,298	$125,836,493	$85,464,805	$—

Liabilities
Common Stocks Sold Short	$(601,939)	$(601,939)	$—	$—
Exchange-Traded Funds Sold Short	(23,640,314)	(23,640,314)	—	—
Total	$(24,242,253)	$(24,242,253)	$—	$—

Other Financial Instruments
Total Return Swaps - Assets**	$37,987	$—	$37,987	$—
Total Return Swaps - Liabilities**	(467,874)	—	(467,874)	—
Total Other Financial Instruments	$(429,887)	$—	$(429,887)	$—

* See Schedule of Investments for industry breakout.
** Swaps are reflected as the unrealized appreciation (depreciation) on the instrument.
As of March 31, 2024, none of the Funds held Level 3 investments, other than as disclosed for Emerging Markets Growth Fund.
Securities Sold Short
The Event Driven Fund is engaged in selling securities short, which obligates it to replace a borrowed security by purchasing it at market price at the time of replacement. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.
Foreign Currency Spot Contracts
The Funds enter into foreign currency spot contracts to facilitate transactions in foreign currency denominated securities. These spot contracts are typically open for 2 to 5 days, depending on the settlement terms of the underlying security transaction. On March 31, 2024, the Funds had foreign currency spot contracts outstanding under which they are obligated to exchange currencies at specified future dates. The net unrealized appreciation or depreciation on spot contracts is reflected as receivable for investment securities sold or payable for investment securities purchased.
Foreign Currency Translation
The value of securities, currencies and other assets and liabilities not denominated in U.S. dollars are translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on forward contract transactions, and the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.
Net realized gain (loss) on foreign currency contracts on portfolio hedges result from the use of forward contracts to hedge portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency.
The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments. These fluctuations are included with the net realized gain (loss) on investments and the net change in unrealized appreciation (depreciation) on investments.
Securities Transactions, Income and Commitments
The Trust records security transactions on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Premiums on securities are amortized over the period remaining until first call date, if any, or if none, the remaining life of the security and discounts are accreted over the remaining life of the security for financial reporting purposes. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Non-cash dividends are recognized as investment income at the fair value of the property received.
Pursuant to the terms of certain of the senior unsecured loan agreements, certain Funds may have unfunded loan commitments, which are callable on demand. Each such Fund will have available with its custodian, cash and/or liquid securities having an aggregate value at least equal to the amount of the unfunded senior loan commitments. At March 31, 2024, the Funds had no unfunded senior loan commitments.
Certain Funds may invest in early-stage companies that may require additional contributions or funding if certain performance milestones are met. Management continuously assesses whether these companies will achieve these performance milestones and considers the impact of these commitments as they become due. Additionally, in connection with certain investments a Fund may provide commitments for future investments. At March 31, 2024, the Funds had no such outstanding commitments.
B. INVESTMENTS IN DERIVATIVES
Certain Funds use derivative instruments such as swaps, futures, options, swaptions, and forward foreign currency contracts in connection with their respective investment strategies. During the period January 1, 2024, through March 31, 2024, the Micro Cap Growth Fund primarily utilized: 1) warrants to both hedge exposure and provide exposure to certain market segments or specific securities. During the period January 1, 2024, through March 31, 2024, the Event Driven Fund primarily utilized: 1) total return swaps to gain exposure to certain sectors and manage volatility; and 2) options, including warrants, to both hedge exposure and provide exposure to certain market segments or specific securities. Detail regarding each derivative type is included below.
Swap Contracts
The Event Driven Fund engages in various swap transactions, including forward rate agreements and interest rate, currency, volatility, index, and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. Swaps that are centrally cleared are exposed to the creditworthiness of the clearing organizations (and, consequentially, that of their members generally, banks and broker-dealers) involved in the transaction. Centrally cleared swaps are valued daily and unrealized gains or losses are recorded in a variation margin account. The Fund receives from or pays to the clearing organization a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss.

Driehaus Mutual Funds
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Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. A Fund may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as changes in net unrealized appreciation (depreciation). Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability.
Total return swap contracts are arrangements to exchange a market or security linked return for a periodic payment, based on a notional principal amount, in order to hedge sector exposure and to manage exposure to specific sectors or industries and/or to gain exposure to specific markets/countries and to specific sectors/industries. To the extent that the total return of the security, index, or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as a change in net unrealized appreciation (depreciation). Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability. Payments received or made are recorded as realized gains or losses. Gains or losses are realized upon termination of the contracts. Each Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.
Volatility swaps are forward contracts on the future realized volatility of an underlying instrument. Volatility swaps are generally used to speculate on future volatility levels, trade the spread between realized and implied volatility or hedge volatility exposure of other positions. Changes in value are recorded as changes in net unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. Gains or losses are realized upon termination of the contracts. The risk of loss under a volatility swap contract is dependent upon the volatility of the underlying instrument.
Under the terms of a credit default swap, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. A Fund may enter into credit default swaps in which the Fund acts as guarantor (a seller of protection), and may enter into credit default swaps in which the counterparty acts as guarantor (a buyer of protection). Premiums paid to or by the Funds are accrued daily and included in net realized gain (loss) on swap contracts. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.
Risks associated with swap contracts include changes in the returns of underlying instruments and/or interest rates, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. For centrally cleared swap contracts, counterparty risk is limited due to the role of the clearinghouse. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk. The Funds disclose swap contracts on a gross basis, with no netting of contracts held with the same counterparty.
Options Contracts
The Funds may use options contracts, which include warrants, to hedge downside risk, produce incremental earnings or protect against market changes in the value of equities or interest rates. The Funds may write covered call and put options on futures, swaps, securities, or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s

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exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedules of Investments. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, to the extent a Fund purchases an over-the-counter (“OTC”) option, it is subject to credit risk that the counterparty to the trade does not perform under the contract’s terms. The Funds are not subject to credit risk on OTC options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid.
Forward Foreign Currency Contracts
Certain Funds use forward foreign currency contracts to manage foreign currency, to produce incremental earnings or to hedge existing positions. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.
The market value of a forward foreign currency contract fluctuates with changes in currency exchange rates. Outstanding forward foreign currency contracts are valued daily at current market rates and the resulting change in market value is recorded as change in net unrealized appreciation or depreciation. When a forward foreign currency contract is settled, the Fund records a realized gain or loss equal to the difference between the value at the time the forward foreign currency contract was opened and the value at the time it was settled. A forward foreign currency contract may involve market risk in excess of the unrealized appreciation (depreciation). In addition, the Funds could be exposed to credit risk if the counterparties are unable or unwilling to meet the terms of the contracts or market risk if the value of the foreign currency changes unfavorably.
Equity Certificates
Certain Funds may invest in equity certificates, which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. These equity certificates are subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with equity certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Funds’ management on a periodic basis. A Fund’s equity certificates are not subject to any master netting agreement.
C. FOREIGN INVESTMENT RISKS
To the extent a Fund invests in foreign securities, it may entail risks due to the potential for political and economic instability in the countries where the issuers of these securities are located. In addition, foreign exchange fluctuations could affect the value of positions held. These risks are generally intensified in emerging markets.

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D. SUBSEQUENT EVENTS
Events or transactions that occurred after the date of this report through the date the report was issued have been evaluated for potential impact to the financial statements. There are no subsequent events that require recognition or disclosure in the financial statements.